Commitments and contingencies - Schedule of Expected Payments for Environmental Remediation (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 29.1
2019	13.4
2020	9.7
2021	8.3
2022	6.8
Thereafter	26.8
Total	$ 94.1